DEBENTURES - Composition of debentures (Details) R$ in Thousands	May 24, 2019 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Dec. 20, 2019 BRL (R$)	Jan. 01, 2019	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
DEBENTURES
Spread (as a percent)				1.48%
Total debentures		R$ 5,959,279			R$ 468,228	R$ 470,779
Total Current Liabilities		78,527			36,073	183,432	R$ 12,442
Total Noncurrent Liabilities		R$ 5,880,751			432,155	R$ 287,347	R$ 188,933
Eletronorte | Debentures issued by ETE | TJLP (long-term interest rate)
DEBENTURES
Spread (as a percent)		165.00%
Total debentures		R$ 197,711			201,754
ELETROSUL | Transmissora Sul Brasileira de Energia S.A. | IPCA
DEBENTURES
Spread (as a percent)		680.00%
Total debentures		R$ 116,474			114,341
CHESF | ETN S.A., | IPCA
DEBENTURES
Spread (as a percent)		70291.00%
Total debentures		R$ 150,322			R$ 152,133
Eletrobras | Eletrobras Debentures
DEBENTURES
Total debentures	R$ 5,000,000
Number of series of debentures issued | item	4
Eletrobras | Eletrobras Debentures, Series 1 | Taxa DI
DEBENTURES
Spread (as a percent)		70.00%
Total debentures		R$ 1,106,991
Eletrobras | Eletrobras Debentures, Series 2 | Taxa DI
DEBENTURES
Spread (as a percent)		100.00%
Total debentures		R$ 2,214,791
Eletrobras | Eletrobras Debentures, Series 3 | Taxa DI
DEBENTURES
Spread (as a percent)		120.00%
Total debentures		R$ 1,006,967
Eletrobras | Eletrobras Debentures, Series 4 | IPCA
DEBENTURES
Spread (as a percent)		518.00%
Total debentures		R$ 715,479
FURNAS
DEBENTURES
Total debentures			R$ 450,000
FURNAS | Furnas Debentures | CDI
DEBENTURES
Spread (as a percent)		11760.00%
Total debentures		R$ 450,543